Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Expense [Abstract]
Summary of Finance Expense

Finance expense is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Interest on debts and borrowings	5,621	6,105	3,734
Financial discounts and other expenses	72	539	138
Interest on lease liabilities	862	759	581
Financial component IAS 19	280	270	268
Foreign currency exchange losses - Net	15,722	—	9,921
Derivatives fair value loss	95	6,191	3,086
Other fair value adjustments	14	485	202
Total finance expense	22,666	14,349	17,930